UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/99
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
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          ----------------------------------------------------------------------

Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
          ----------------------------------------------------------------------
Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              8/2/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  46
                                        -------------------

Form 13F Information Table Value Total:  $444,036
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:              ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:     ITEM 6:    ITEM 7:         ITEM 8:
-----------------------  --------------  ---------  ----------  ----------  ----------  --------  --------------------
    NAME OF ISSUER       TITLE OF CLASS    CUSIP       FAIR     SHARES OR   INVESTMENT   OTHER      VOTING AUTHORITY
                                          NUMBER      MARKET    PRINCIPAL   DISCRETION  MANAGERS  ----- ------- ------
                                                       VALUE      AMOUNT                          SOLE   SHARED  NONE
                                                     (x$1000)
-----------------------  --------------  ---------  ----------  ----------  ----------  --------  ----- ------- ------
ABBOTT LABORATORIES      COM               2824100       564     12,400 SH     SOLE                              12,400
AMERICAN EXPRESS         COM              25816109     5,197     39,940 SH     SOLE                              39,940
AMERICAN HOME PROCUDTS   COM              26609107       671     11,669 SH     SOLE                              11,669
AMERICAN INTL GROUP      COM              26874107    10,280    119,866 SH     SOLE                             119,866
AUTO DATA PROCESSING     COM              53015103    14,671    333,425 SH     SOLE                             333,425
BANK OF AMER CORP        COM              60505104     7,319     99,830 SH     SOLE                              99,830
BRISTOL MYERS SQUIBB     COM             110122108    18,855    267,670 SH     SOLE                             267,670
CBS CORP                 COM             12490K107       472     10,866 SH     SOLE                              10,866
CISCO SYSTEMS            COM             17275R102    13,027    201,965 SH     SOLE                             201,965
CLOROX                   COM             189054109    13,830    129,480 SH     SOLE                             129,480
COCA COLA CO             COM             191216100    18,090    289,448 SH     SOLE                             289,448
COLGATE PALMOLIVE        COM             194162103       513      5,197 SH     SOLE                               5,197
DANAHER                  COM             235851102    21,081    362,709 SH     SOLE                             362,709
WALT DISNEY HOLDING CO   COM             254687106     1,001     32,474 SH     SOLE                              32,474
DOLLAR GENERAL           COM             256669102    14,418    497,183 SH     SOLE                             497,183
ECOLAB                   COM             278865100       561     15,500 SH     SOLE                              15,500
EMERSON ELECTRIC         COM             291011104       233      3,700 SH     SOLE                               3,700
EQUIFAX                  COM             294429105    12,037    337,265 SH     SOLE                             337,265
ESTEE LAUDER             COM             518439104       406      8,100 SH     SOLE                               8,100
EMC CORP                 COM             268648102       188      3,420 SH     SOLE                               3,420
GENERAL ELECTRIC         COM             369604103    16,159    142,999 SH     SOLE                             142,999
GILLETTE                 COM             375766102    14,038    342,387 SH     SOLE                             342,387
GRAY COMMUNICATIONS B    COM             389190208       684     34,200 SH     SOLE                              34,200
HERSHEY                  COM             427866108     2,839     47,825 SH     SOLE                              47,825
ILLINOIS TOOL WORKS      COM             452308109    16,505    201,282 SH     SOLE                             201,282
INTERPUBLIC GROUP        COM             460690100    20,808    240,223 SH     SOLE                             240,223
JOHNSON & JOHNSON        COM             478160104    17,584    179,425 SH     SOLE                             179,425
KROGER                   COM             501044101     9,686    346,656 SH     SOLE                             346,656
LEGGETT & PLATT          COM             524660107     5,613    201,842 SH     SOLE                             201,842
MARSH & MCLENNAN COS     COM             571748102     9,447    125,120 SH     SOLE                             125,120
MARTIN MARIETTA MATLS    COM             573284106       307      5,200 SH     SOLE                               5,200
MEDIA GENERAL            COM             584404107     8,313    163,000 SH     SOLE                             163,000
MERCK                    COM             589331107     4,515     61,008 SH     SOLE                              61,008
MEREDITH CORP            COM             589433101    12,531    361,970 SH     SOLE                             361,970
MICROSOFT                COM             594918104    12,148    134,695 SH     SOLE                             134,695
PEPSICO                  COM             713448108     1,756     45,375 SH     SOLE                              45,375
PFIZER                   COM             717081103       214      1,948 SH     SOLE                               1,948
PITNEY BOWES             COM             724479100    15,560    242,175 SH     SOLE                             242,175
PROCTER & GAMBLE         COM             742718109    13,932    156,097 SH     SOLE                             156,097
SAFEWAY                  COM             786514208     6,201    125,280 SH     SOLE                             125,280
SEALED AIR               COM             812115103    23,747    366,078 SH     SOLE                             366,078
TYCO INTL                COM             902124106     1,222     12,900 SH     SOLE                              12,900
US BANCORP               COM             902973106       251      7,383 SH     SOLE                               7,383
WALGREEN                 COM             931422109     3,393    115,520 SH     SOLE                             115,520
WARNER LAMBERT           COM             934488107       256      3,694 SH     SOLE                               3,694
WELLS FARGO              COM             949740108    15,669    366,535 SH     SOLE                             366,535
WM WRIGLEY JR & CO       COM             982526105     7,798     86,650 SH     SOLE                              86,650
BERKSHIRE HATHAWAY A     COM              84670108    33,968        493 SH     SOLE                                 493
BERKSHIRE HATHAWAY B     COM              84670207    15,478      6,882 SH     SOLE                               6,882